Fair value measurement - Assets and liabilities at amortised cost and their fair value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Total net financial assets (liabilities) at amortised cost	$ (3,273)	$ (4,923)
Loans
Financial instruments
Financial assets at amortised cost	2,086	1,941
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(4,261)	(6,127)
Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(516)	(514)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(582)	(223)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total net financial assets (liabilities) at amortised cost	(2,725)	(5,150)
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets at amortised cost	2,207	2,152
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(3,834)	(6,565)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(516)	(514)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	$ (582)	$ (223)